Note Related party transactions (Impact on the results of operations of transactions between the Corporation and PRLP 2013-1 International, LLC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (1,068)	$ (17,608)
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(12)	(22)	$ 1,007
Loans | PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Interest Income Related Party	0	9	1,011
Deposits | PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Interest Expense Related Party	$ (12)	$ (31)	$ (4)